As filed with the U.S. Securities and Exchange Commission on July 8, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2022

ETFB Green SRI REITs ETF

Ticker: RITA

ETFB Green SRI REITs ETF

ETFB Green SRI REITs ETF

Letter to Shareholders
(Unaudited)

Dear Shareholders,

Thank you for your investment in the ETFB Green SRI REITs ETF (“RITA” or the “Fund”). The information presented in this report relates to the operations of RITA from commencement of operations on December 8, 2021 through April 30, 2022 (the “current fiscal period”).

The Fund seeks to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Islamic Green Capped Index (the “Index”). The Index is composed of a portfolio of exchange-listed real estate investment trusts (“REITs”) in developed markets meeting the business, financial, socially responsible investing (“SRI”), and green investing criteria as determined by IdealRatings, Inc.

Capital market has shown volatility and a downtrend driven by the effects of the Omicron variant of COVID-19, the Federal Reserve (the “Fed”) announcing its willingness to tighten monetary policy, and increasing concerns on inflation, interest rates, and potential economic slowdowns.

In March, recovery signals were noticed, but the geopolitical turmoil caused by the war between Russia and Ukraine has led to a downtrend that has affected the markets in general and the REITs industry. As expected, the Fed’s hikes became real, credit market maintained stability. These are good signs that inflation peaked, and we should see lower market concerns around mid-year.

For the current fiscal period, the Fund’s market price decreased 5.75% and the Net Asset Value (“NAV”) decreased 6.40%. Meanwhile, the S&P 500® Index, a broad market index, decreased 11.64% over the same period while the Fund’s Index returned negative 6.46%.

The Fund commenced operations on December 8, 2021, and has 600,000 shares outstanding as of April 30, 2022.

We appreciate your investment in the ETFB Green SRI REITs ETF.

Sincerely,

J. Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ETFB Green SRI REITs ETF

Letter to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

Investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility, and differences in accounting methods. These risks are greater for investments in emerging markets. ETFs may trade at a premium or discount to their net asset value. Shares of ETFs are bought and sold at market price (rather than NAV) and not individually redeemed from the fund. Brokerage commissions will reduce returns.

Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Securities for inclusion is also based on socially responsible and green investing criteria, so the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. These and other risk considerations, such as interest rate, non-diversification, and smaller company risks, are described in detail in the Fund’s prospectus.

The S&P® Index includes the 500 leading companies and captures approximately 80% coverage of available market capitalization. It is not possible to invest directly in an index.

Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts is the Adviser to ETFB Green SRI REITs ETF, which is distributed by Quasar Distributors, LLC (“Quasar”). Quasar is not affiliated with Exchange Traded Concepts, LLC.

ETFB Green SRI REITs ETF

Portfolio Allocation
As of April 30, 2022 (Unaudited)

Sector	Percentage of Net Assets
REITs-Warehouse/Industrial (a)	31.2%
REITs-Apartments	18.1
REITs-Diversified	15.9
REITs-Storage	10.2
REITs-Health Care	9.9
REITs-Office Property	8.4
REITs-Shopping Centers	2.5
REITs-Manufactured Homes	2.0
REITs-Hotels	0.5
REITs-Single Tenant	0.4
REITs-Regional Malls	0.3
Real Estate Operation/Development	0.1
Private Equity	0.1
Short-Term Investments	0.3
Other Assets and Liabilities	0.1
Total	100.0%

(a)

The Index, and consequently the Fund, is expected to concentrate its investments (i.e. hold more than 25% of its total assets) in real estate companies. The value of the Fund’s shares may rise and fall more than the value of the shares of a fund that invests in securities of companies in a broader range of industries. See Note 7 in Notes to Financial Statements.

ETFB Green SRI REITs ETF

Schedule of Investments
April 30, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Australia — 3.5%
5,540	Arena REIT	$19,094
10,520	BWP Trust	31,100
5,168	Centuria Industrial REIT	14,654
5,739	Charter Hall Social Infrastructure REIT	16,436
19,010	Dexus	150,902
3,453	Dexus Industria REIT	8,343
86,825	Mirvac Group	149,319
20,177	National Storage REIT	37,425
23,794	Shopping Centres Australasia Property Group	51,911
6,282	Stockland	18,572
		497,756
	Canada — 4.3%
8,116	Granite Real Estate Investment Trust	604,167
	Hong Kong — 1.3%
537,000	Prosperity REIT	184,107
	Japan — 6.5%
234	GLP J-REIT	317,515
26	Industrial & Infrastructure Fund Investment Corporation	37,466
36	Japan Logistics Fund, Inc.	88,361
27	Mitsui Fudosan Logistics Park, Inc.	116,286
126	Nippon Prologis REIT, Inc.	350,594
11	SOSiLA Logistics REIT, Inc.	13,415
		923,637
	Netherlands — 1.0%
3,442	NSI NV	135,079
	New Zealand — 0.2%
19,842	Goodman Property Trust	29,105
	Singapore — 0.7%
53,263	AIMS APAC REIT	54,771
61,303	SPH REIT	43,284
		98,055
	United Kingdom — 4.9%
3,456	Big Yellow Group plc	62,047
6,684	BMO Commercial Property Trust, Ltd.	9,919

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	United Kingdom — 4.9% (Continued)
4,985	BMO Real Estate Investments, Ltd.	$6,058
2,514	Custodian Reit plc	3,175
10,541	Impact Healthcare Reit plc	16,384
1,321	LXI REIT plc	2,458
10,946	Picton Property Income, Ltd.	13,963
2,548	Safestore Holdings plc	40,307
17,019	Segro plc	286,855
1,629	Shaftesbury plc	12,241
9,349	Standard Life Investment Property Income Trust, Ltd.	9,672
2,697	Target Healthcare REIT plc	3,759
49,468	Tritax Big Box REIT plc	151,416
5,112	UNITE Group plc	72,845
		691,099
	United States — 77.2% (a)
761	Agree Realty Corporation	51,687
1,275	Alexander & Baldwin, Inc.	27,030
3,077	Alexandria Real Estate Equities, Inc.	560,506
4,142	American Homes 4 Rent - Class A	164,065
4,118	Apple Hospitality REIT, Inc.	72,847
4,745	AvalonBay Communities, Inc.	1,079,393
2,606	Broadstone Net Lease, Inc.	53,918
2,323	Camden Property Trust	364,455
49	Community Healthcare Trust, Inc.	1,804
3,950	CubeSmart	187,665
7,524	Duke Realty Corporation	411,939
1,144	Easterly Government Properties, Inc.	21,793
759	EastGroup Properties, Inc.	142,313
1,744	Equinix, Inc.	1,254,076
2,220	Equity Commonwealth (b)	58,142
91	Equity LifeStyle Properties, Inc.	7,032
2,507	First Industrial Realty Trust, Inc.	145,406
2,445	Healthcare Realty Trust, Inc.	66,211
962	Healthcare Trust of America, Inc. - Class A	29,303
25,389	Healthpeak Properties, Inc.	833,013

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Schedule of Investments
April 30, 2022 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	United States — 77.2% (a) (Continued)
448	Innovative Industrial Properties, Inc.	$64,776
9,467	Invitation Homes, Inc.	376,976
2,965	JBG SMITH Properties	78,157
6,760	LXP Industrial Trust	84,838
2,480	Mid-America Apartment Communities, Inc	487,766
282	Physicians Realty Trust	4,833
11,554	Prologis, Inc.	1,851,990
109	PS Business Parks, Inc.	20,405
2,989	Public Storage	1,110,414
4,275	Regency Centers Corporation	294,248
1,690	Rexford Industrial Realty, Inc.	131,888
267	STAG Industrial, Inc.	9,964
1,543	Sun Communities, Inc.	270,905
1,338	Terreno Realty Corporation	97,340
360	Universal Health Realty Income Trust	18,068
4,730	Welltower, Inc.	429,531
		10,864,697
	TOTAL COMMON STOCKS (Cost $15,181,803)	14,027,702

	SHORT-TERM INVESTMENTS — 0.3%
43,089	First American Government Obligations Fund - Class X, 0.22% (c)	43,089
	TOTAL SHORT-TERM INVESTMENTS (Cost $43,089)	43,089
	TOTAL INVESTMENTS — 99.9% (Cost $15,224,892)	14,070,791
	Other Assets in Excess of Liabilities — 0.1%	7,588
	NET ASSETS — 100.0%	$14,078,379

Percentages are stated as a percent of net assets.
(a)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of April 30, 2022

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $15,224,892)	$14,070,791
Dividends and interest receivable	13,600
Total assets	14,084,391

LIABILITIES
Management fees payable	6,012
Total liabilities	6,012

NET ASSETS	$14,078,379

Net Assets Consist of:
Paid-in capital	$15,213,574
Total distributable earnings (accumulated deficit)	(1,135,195)
Net assets	$14,078,379

Net Assets Value:
Net assets	$14,078,379
Shares outstanding ^	600,000
Net asset value, offering and redemption price per share	$23.46

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statement of Operations
For the Period Ended April 30, 2022 (1) (Unaudited)

INCOME
Dividends+	$124,658
Interest	12
Total investment income	124,670

EXPENSES
Management fees	24,927
Total expenses	24,927

Net investment income (loss)	99,743

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,174)
Foreign currency transactions	(496)
Change in unrealized appreciation (depreciation) on:
Investments	(1,154,101)
Foreign currency translation	(683)
Net realized and unrealized gain (loss) on investments	(1,157,454)
Net increase (decrease) in net assets resulting from operations	$(1,057,711)

+	Net of foreign taxes withheld of $5,733.
(1)	The Fund commenced operations on December 8, 2021. The information presented is for the period from December 8, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Statement of Changes in Net Assets

Period Ended April 30, 2022 (1) (Unaudited)
OPERATIONS
Net investment income (loss)	$99,743
Net realized gain (loss) on investments and foreign currency	(2,670)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,154,784)
Net increase (decrease) in net assets resulting from operations	(1,057,711)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(77,484)
Total distributions to shareholders	(77,484)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,213,093
Payments for shares redeemed	—
Transaction fees (Note 6)	481
Net increase (decrease) in net assets derived from capital share transactions (a)	15,213,574
Net increase (decrease) in net assets	$14,078,379

NET ASSETS
Beginning of period	$—
End of period	$14,078,379

(a)	A summary of capital share transactions is as follows:

Shares
Shares sold	600,000
Shares redeemed	—
Net increase (decrease)	600,000

(1)	The Fund commenced operations on December 8, 2021. The information presented is for the period from December 8, 2021 to April 30, 2022.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended April 30, 2022 (1) (Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19
Net realized and unrealized gain (loss) on investments and foreign currency (7)	(1.60)
Total from investment operations	(1.41)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.13)
Total distributions to shareholders	(0.13)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(3)

Net asset value, end of period	$23.46

Total return	-6.40	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$14,078

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.50	%(5)
Net investment income (loss) to average net assets	2.00	%(5)

Portfolio turnover rate (6)	3	%(4)

(1)	Commencement of operations on December 8, 2021.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share
(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.
(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

ETFB Green SRI REITs ETF

Notes to Financial Statements

April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

ETFB Green SRI REITs ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the FTSE EPRA Nareit IdealRatings Developed REITs Green Capped Index. The Fund commenced operations on December 8, 2021.

The end of the reporting period for the Funds is April 30, 2022, and the period covered by these Notes to Financial Statements is the period from December 8, 2021 through April 30, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,027,702	$—	$—	$14,027,702
Short-Term Investments	43,089	—	—	43,089
Total Investments in Securities	$14,070,791	$—	$—	$14,070,791

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.50% based on the Fund’s average daily net assets.

The Adviser has entered into an agreement with Exchange Traded Funds Bureau, Inc. (the “Sponsor”), under which the Sponsor agrees to (i) sub-license the Index to the Adviser for use by the Fund, (ii) assist with the development of and provide other support to the Fund, and (iii) assume the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses, and, to the extent applicable, pay the Adviser’s minimum fee for its services under the arrangement. The Sponsor will also provide marketing support for the Fund, including distributing marketing materials related to the Fund. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,228,072 and $466,382, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations were $14,422,236, there were no transactions associated with redemptions.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

The tax character of distributions paid by the Fund during the current fiscal period is estimated to be $77,484 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments in real estate companies. As a result, the value of the Fund’s shares, may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

ETFB Green SRI REITs ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

In addition to these risks, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income, but may be taxable as return of capital. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

ETFB Green SRI REITs ETF

Expense Example

For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFB Green SRI REITs ETF

Expense Example
For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Beginning Account Value December 8, 2021(1)	Ending Account Value April 30, 2022	Expenses Paid During the Period
Actual	$ 1,000.00	$ 936.00	$ 1.90(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.32	$ 2.51(3)

(1)	Fund Commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 143/365 to reflect the current fiscal period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

ETFB Green SRI REITs ETF

Approval of Advisory Agreement & Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the ETFB REITs ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the historical performance of the Fund’s strategy; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as Adviser to another series in the Trust, and the Board considered that information alongside the Materials in its evaluation of Adviser’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s CCO regarding his review of the Adviser’s compliance program, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the services to be provided by the Adviser.

ETFB Green SRI REITs ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for the Fund and compared it to the universe of US Global Real Estate ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for the Fund was slightly higher than the median for the Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s proposed expense ratio was higher than the median of the universe of expense ratios for the most direct competitors identified by the Adviser (the “Selected Peer Group”), but within the range of expense ratios for funds in the Selected Peer Group. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the unique nature of the Fund’s thematic investment strategy.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders in the initial period of the Fund’s operations, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

ETFB Green SRI REITs ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ETFB Green SRI REITs ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

ETFB Green SRI REITs ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Fund’s website at https://ritaetf.com/. The Fund’s portfolio holdings are posted on its website at https://ritaetf.com/ daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://ritaetf.com/.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://ritaetf.com/.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at https://ritaetf.com/.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 400
Oklahoma City, Oklahoma 73120

Index Providers

IdealRatings, Inc
50 California Street, suite 1500
San Francisco, CA 9411

Index Provider

FTSE Russell
10 Upper Bank Street
London, England, UK

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

ETFB Green SRI REITs ETF

Symbol – RITA
CUSIP – 26922B402

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	July 7, 2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)
Date	July 7, 2022

* Print the name and title of each signing officer under his or her signature.